Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Jun. 30, 2026 CAD ($)
Schedule of Interest Payable and Interest Payments [Line Items]
Undiscounted contractual interest payments	$ 21,300
Satellite performance incentive payments [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Undiscounted contractual interest payments	24
Interest payments	1,885
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Undiscounted contractual interest payments	19,150
Interest payments	$ 1,053,467